Schedule of supplemental lease information (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Leases
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	$ 551	$ 2,547	$ 1,813
Weighted average remaining lease term, Operating leases	4 years 9 months 10 days	5 years 10 months 2 days	5 years 1 month 28 days
Weighted average discount rate, Operating leases	7.74%	7.39%	6.16%